24. Shareholders' equity (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest		R$ 0
Change in Cdiscount's interest		8
Payment in shares exchange between Cnova N.V. by Cnova Brasil		(47)
Share of profit of associates on shares change effect at Cdiscount		14
Sale of subsidiary Cdiscount		34
Company reorganization and NPC debt			R$ (36)
Other transactions with non-controlling interest	R$ (2)	18	(8)
Transactions with non-controlling interest	(2)	27	(44)
Controlling Shareholders
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest		(127)
Change in Cdiscount's interest		1
Payment in shares exchange between Cnova N.V. by Cnova Brasil		(20)
Share of profit of associates on shares change effect at Cdiscount		14
Sale of subsidiary Cdiscount		(11)
Company reorganization and NPC debt			(36)
Other transactions with non-controlling interest	(2)	5	(7)
Transactions with non-controlling interest	(2)	(138)	(43)
Non-controlling Interest
DisclosureOfTransactionsWithNonControllingInterestLineItems [Line Items]
Change in Cnova's Brasil interest		127
Change in Cdiscount's interest		7
Payment in shares exchange between Cnova N.V. by Cnova Brasil		(27)
Share of profit of associates on shares change effect at Cdiscount		0
Sale of subsidiary Cdiscount		45
Company reorganization and NPC debt			0
Other transactions with non-controlling interest	R$ 0	13	(1)
Transactions with non-controlling interest		R$ 165	R$ (1)